INCOME TAXES - Disclosure of detailed information about tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current tax (recovery) expense
Current year	$ (1,376)	$ 3,999
Prior year	46	187
Total current tax (recovery) expense	(1,330)	4,186
Deferred tax (recovery) expense
Current year movement in recognized temporary differences and losses	(97)	841
Prior years	(33)	128
Total deferred tax (recovery) expense	(130)	969
Total income tax (recovery) expense	$ (1,460)	$ 5,155